UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 134 COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment []; Amendment Number:

This Amendment (Check only one):		[] is a restatement.
						[] adds ne holdings entries.

Institutional Investment Manager Filing this Report:
			Name:			Behrens Rubinoff Capital Partners LP
			Address:		520 Madison Avenue, 38th Floor
						New York, NY 10022
			13F File Number:	28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contaned herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this sbumission.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Brenda K Brunson
Title:				Chief Financial Officer
Phone:				646-428-3652
Signature,			Place,				and Date of Signing:
Brenda K Brunson		New York, NY			February 14, 2005
Report Type (Check only one):
				[X]  13F HOLDINGS REPORT.
				[]   13F NOTICE.
				[]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total:	$163,790 (x$1000)

List of Other Included Managers:
NONE
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FORM 13 F INFORMATION TABLE
													     Voting Authority
Name of Issuer          Title of Cl  Cusip      MV (X$1000)   Sh/Prn Amt Shr/Prn Put/Call Inv Disc Other Mgr Sole       Shared  None
THE MOSAIC CO           COM          61945A107  18,775        1,150,400    SH             SOLE               1,150,400
CITIGROUP INC           COM          172967101  16,381          340,000    SH             SOLE                 340,000
NORTH FORK BANCORP      COM          659424105  11,540          400,000    SH             SOLE                 400,000
MCI INC.                COM          552691107  10,522          521,940    SH             SOLE                 521,940
ENDURANCE SPECIALTY     COM          G30397106  10,260          300,000    SH             SOLE                 300,000
DELTA & PINE LAND CO    COM          247357106   9,122          334,400    SH             SOLE                 334,400
INTERPUBLIC GROUP COS   COM          460690100   8,634          644,300    SH             SOLE                 644,300
BANKNORTH GROUP, INC.   COM          06646R107   7,203          196,800    SH             SOLE                 196,800
BLOCKBUSTER INC         COM CLA      093679108   7,107          745,000    SH             SOLE                 745,000
REGAL ENTERTAINMENT     COM CLA      758766109   6,771          326,300    SH             SOLE                 326,300
IOWA TELECOMMUNICATION  COM          462594201   5,613          260,200    SH             SOLE                 260,200
BLUELINX HLDGS INC      COM          09624H109   5,209          360,000    SH             SOLE                 360,000
ARCHIPELAGO HOLDINGS    COM          03957A104   5,122          244,130    SH             SOLE                 244,130
SCOTTISH ANNTY & LIFE   COM          G7885T104   5,061          195,400    SH             SOLE                 195,400
MFA MORTGAGE INVEST     COM          55272X102   4,897          555,200    SH             SOLE                 555,200
NRG ENERGY INC          COM          629377508   4,337          120,300    SH             SOLE                 120,300
ALLSCRIPTS HEALTHCARE   COM          01988P108   4,289          401,966    SH             SOLE                 401,966
KMART HOLDING CORP      COM          498780105   3,958           40,000    SH             SOLE                  40,000
EMC INS GROUP INC       COM          268664109   3,401          157,177    SH             SOLE                 157,177
EUROBANCSHARES, INC.    COM          298716101   3,135          149,268    SH             SOLE                 149,268
ON SEMICONDUCTOR CORP   COM          682189105   2,679          590,000    SH             SOLE                 590,000
MAGELLAN HEALTH SERV    COM          559079207   2,477           72,500    SH             SOLE                  72,500
DOWNEY FINANCIAL        COM          261018105   1,459           25,600    SH             SOLE                  25,600
TLC VISION CORP         COM          872549100   1,413          135,650    SH             SOLE                 135,650
CERIDIAN CORP NEW       COM          156779100   1,097           60,000    SH             SOLE                  60,000
UMB FINANCIAL CORP      COM          902788108     935           16,509    SH             SOLE                  16,509
SUSSEX BANCORP          COM          869245100     871           55,500    SH             SOLE                  55,500
NORTHWEST BANCORP       COM          667328108     785           31,291    SH             SOLE                  31,291
SINCLAIR BROADCAST      COM CLA      829226109     737           80,000    SH             SOLE                  80,000
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